Shareholders' capital - Common Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Common Shares Rollforward
Beginning balance (in shares)	597,142,219	524,223,323
Public offering (in shares)	67,611,465	66,130,063
Dividend reinvestment plan (in shares)	6,184,686	5,217,071
Exercise of share-based awards (in shares)	1,020,020	1,565,537
Conversion of convertible debentures (in shares)	1,886	6,225
Ending balance (in shares)	671,960,276	597,142,219